Summary of Significant Accounting Policies - Impairment of Long-Lived Assets and Income Taxes (Details) - Humacyte, Inc. - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of Long-Lived Assets
Impairment of long-lived assets		$ 0	$ 0
Income Taxes
Uncertain tax positions	$ 0	0	0
Accrued interest or penalties related to uncertain tax positions	0	0	0
interest or penalties related to uncertain tax positions expensed	$ 0	$ 0	$ 0